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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-01494
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                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
-----------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

S&S PROGRAM MUTUAL

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2006 (UNAUDITED)

                                                                 NUMBER OF
                                                                   SHARES                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  COMMON STOCK - 98.4%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.4%
Autozone, Inc.                                                    168,111                          $ 14,827 (a)
Bed Bath & Beyond, Inc.                                           717,814                            23,810 (a)
Cablevision Systems Corp. (Class A)                               416,779                             8,940
Carnival Corp.                                                    625,207                            26,096
CBS Corp.                                                         576,511                            15,595
Comcast Corp. (Class A)                                         1,948,178                            63,861 (a,e)
Federated Department Stores Inc.                                  229,243                             8,390
Koninklijke Philips Electronics N.V. ADR                          468,897                            14,601
Liberty Global, Inc. (Series A)                                   125,766                             2,704 (a)
Liberty Global, Inc. (Series C)                                 1,248,333                            25,678 (a,e)
Liberty Media Holding Corp - Capital (Series A)                   233,143                            19,530 (a)
Liberty Media Holding Corp - Interactive (Series A)             1,165,717                            20,120 (a)
News Corp. (Class A)                                              694,675                            13,324
Omnicom Group, Inc.                                               541,994                            48,286
Ross Stores, Inc.                                                 392,491                            11,009 (e)
Staples, Inc.                                                     270,923                             6,589
Starwood Hotels & Resorts Worldwide, Inc.                         168,076                            10,142
Target Corp.                                                      718,348                            35,106
The Home Depot, Inc.                                            1,271,285                            45,499
Time Warner, Inc.                                               1,389,350                            24,036
Viacom Inc. (Class B)                                             790,934                            28,347 (a)
                                                                                                    466,490

CONSUMER STAPLES - 10.1%
Alberto-Culver Co.                                                350,764                            17,089 (a)
Altria Group, Inc.                                                 35,359                             2,596
Clorox Co.                                                        832,846                            50,779 (e)
Colgate-Palmolive Co.                                             892,588                            53,466
Diageo PLC ADR                                                    112,867                             7,624 (e)
General Mills, Inc.                                               316,077                            16,329
Kellogg Co.                                                       744,136                            36,039
Kimberly-Clark Corp.                                              232,715                            14,359
PepsiCo, Inc.                                                   1,808,586                           108,588
Procter & Gamble Co.                                              288,325                            16,031
Sara Lee Corp.                                                    346,782                             5,555
The Coca-Cola Co.                                               1,894,996                            81,523
                                                                                                    409,978

ENERGY - 9.3%
EnCana Corp.                                                      153,231                             8,066
EOG Resources, Inc.                                               455,397                            31,577
Exxon Mobil Corp.                                               2,423,026                           148,653
Halliburton Co.                                                   630,348                            46,778
Hess Corp.                                                        616,455                            32,580
Occidental Petroleum Corp.                                        362,134                            37,137
Schlumberger Ltd.                                                 764,142                            49,753
Transocean Inc.                                                   315,840                            25,368 (a)
                                                                                                    379,912

FINANCIALS - 17.9%
AFLAC Incorporated                                                406,385                            18,836
Allstate Corp.                                                    628,681                            34,408
American Express Co.                                              218,823                            11,646
American International Group, Inc.                              1,524,812                            90,040
Bank of America Corp.                                           2,454,799                           118,076
Berkshire Hathaway, Inc. (Class B)                                  5,310                            16,158 (a)
BlackRock Inc. (Class A)                                           55,574                             7,734 (e)
Chubb Corp.                                                       382,071                            19,065 (e)
Citigroup, Inc.                                                 1,137,851                            54,890
Everest Re Group, Ltd.                                             97,254                             8,419
Federal Home Loan Mortgage Corp.                                  562,687                            32,079
Federal National Mortgage Assoc.                                  718,989                            34,583
HCC Insurance Holdings, Inc.                                      270,923                             7,976
Mellon Financial Corp.                                          1,214,475                            41,814
Merrill Lynch & Company, Inc.                                     467,058                            32,489
Metlife, Inc.                                                     850,925                            43,576
Morgan Stanley                                                    302,229                            19,104
Prudential Financial, Inc.                                        144,145                            11,200
State Street Corp.                                                933,303                            54,216 (c)
SunTrust Banks, Inc.                                              649,868                            49,559
The Bank of New York Company, Inc.                                166,722                             5,368
US Bancorp                                                        445,865                            13,768
Wells Fargo & Co.                                                  52,131                             3,497
                                                                                                    728,501

HEALTHCARE - 14.0%
Abbott Laboratories                                             1,096,167                            47,804 (d)
Advanced Medical Optics, Inc.                                     107,675                             5,459 (a,e)
Aetna, Inc.                                                       895,112                            35,742
Amgen, Inc.                                                       949,955                            61,966 (a)
Baxter International, Inc.                                        677,272                            24,897
Eli Lilly & Co.                                                   229,243                            12,670
Gilead Sciences, Inc.                                             145,794                             8,625 (a)
GlaxoSmithKline PLC ADR                                           364,650                            20,347
Johnson & Johnson                                               1,344,433                            80,558
LIncare Holdings Inc.                                             527,953                            19,978 (a)
Medco Health Solutions, Inc.                                      336,918                            19,299 (a)
Medtronic Inc.                                                    240,983                            11,307
Novartis AG ADR                                                   239,663                            12,923
Pfizer Inc.                                                     4,664,151                           109,468
Quest Diagnostics Inc.                                            135,461                             8,117
Thermo Electron Corp.                                              93,746                             3,397 (a)
UnitedHealth Group Incorporated                                   330,958                            14,820
Wyeth                                                           1,632,426                            72,496
                                                                                                    569,873

INDUSTRIALS - 10.3%
ABB Ltd. ADR                                                      937,811                            12,154
Burlington Northern Santa Fe Corp.                                128,530                            10,186
Cooper Industries Ltd.                                            266,068                            24,723
Corinthian Colleges, Inc.                                         320,545                             4,603 (a,e)
CSX Corp.                                                         131,988                             9,297
Deere & Co.                                                       270,923                            22,619
Dover Corp.                                                     1,478,477                            73,081 (e)
Eaton Corp.                                                       718,695                            54,190
Emerson Electric Co.                                              139,189                            11,665
General Dynamics Corp.                                            204,929                            13,415
Honeywell International Inc.                                       62,551                             2,521
ITT Industries, Inc.                                              111,148                             5,502
Northrop Grumman Corp.                                            305,657                            19,580 (e)
Rockwell Collins, Inc.                                             86,834                             4,851 (e)
Southwest Airlines Co.                                          1,111,480                            18,195 (e)
Textron Inc.                                                      364,807                            33,628
3M Co.                                                             69,467                             5,611
Tyco International Ltd.                                         1,110,248                            30,532
United Technologies Corp.                                         871,698                            55,283
Waste Management, Inc.                                            253,556                             9,098
                                                                                                    420,734

INFORMATION TECHNOLOGY - 17.0%
Activision, Inc.                                                  416,804                             4,743 (a)
Adobe Systems Incorporated                                        352,162                            10,692 (a)
Analog Devices, Inc.                                            1,264,951                            40,656
Applied Materials, Inc.                                           243,137                             3,958
Automatic Data Processing, Inc.                                   477,797                            21,668
Checkfree Corp.                                                   104,201                             5,164 (a)
Cisco Systems, Inc.                                             2,984,343                            58,284 (a)
Dell, Inc.                                                        486,324                            11,871 (a)
eBay, Inc.                                                        535,279                            15,678 (a)
EMC Corporation                                                 1,059,857                            11,627 (a)
Fidelity National Information Services, Inc.                      194,509                             6,886
First Data Corp.                                                2,455,650                           110,603
Hewlett-Packard Co.                                               273,771                             8,673
Intel Corp.                                                     1,389,223                            26,326
International Business Machines Corp.                             451,539                            34,687
Intuit Inc.                                                       382,184                            23,080 (a)
Linear Technology Corp.                                           298,016                             9,981 (e)
Microchip Technology Inc.                                         305,616                            10,253
Microsoft Corp.                                                 5,297,224                           123,425
Molex, Inc. (Class A)                                           1,097,586                            31,534
Oracle Corp.                                                    4,655,215                            67,454 (a)
Sun Microsystems, Inc.                                          1,297,444                             5,384 (a,e)
Texas Instruments Incorporated                                    534,685                            16,196
Xerox Corp.                                                       486,272                             6,764 (a,e)
Yahoo! Inc.                                                       886,905                            29,268 (a)
                                                                                                    694,855

MATERIALS - 3.4%
Air Products & Chemicals, Inc.                                    270,923                            17,317
Barrick Gold Corp.                                                907,280                            26,856
Dow Chemical Co.                                                  201,456                             7,863
Freeport-McMoRan Copper & Gold Inc. (Class B)                     446,606                            24,746 (e)
Monsanto Co.                                                      586,067                            49,341 (e)
Praxair, Inc.                                                     180,615                             9,753
Weyerhaeuser Co.                                                   65,994                             4,108
                                                                                                    139,984

ELECOMMUNICATION SERVICES - 2.4%
Alltel Corp.                                                      475,436                            30,347 (e)
Sprint Corporation                                              1,099,301                            21,975
Verizon Communications Inc.                                       746,776                            25,010
Vodafone Group PLC ADR                                            920,649                            19,610
                                                                                                     96,942

UTILITIES - 2.6%
American Electric Power Company, Inc.                             208,402                             7,138
Constellation Energy Group, Inc.                                  312,604                            17,043
Dominion Resources, Inc.                                          312,604                            23,380 (e)
Duke Energy Corp.                                                 416,652                            12,237
Entergy Corp.                                                     163,213                            11,547 (e)
FirstEnergy Corp.                                                 104,201                             5,649
PG&E Corp.                                                        292,666                            11,496
PPL Corp.                                                         253,626                             8,192
Southern Co.                                                      272,243                             8,725 (e)
                                                                                                    105,407

TOTAL INVESTMENTS IN SECURITIES                                                                   4,012,676
(COST $3,722,088)

                                                             PRINCIPAL
                                                              AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.4%
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.9%
REPURCHASE AGREEMENTS
State Street Corp.
4.75%                                          07/03/06          $ 36,934                            36,934 (c)


                                                           NUMBER OF SHARES
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 1.5%

State Street Navigator Securities Lending Prime Portfolio
5.25%                                                          59,180,836                            59,181 (b,c)

TOTAL SHORT-TERM INVESTMENTS                                                                         96,115
(COST $96,115)

TOTAL INVESTMENTS                                                                                 4,108,791
(COST $3,818,203)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.8)%                                                 (30,232)

                                                                                                 ----------
NET ASSETS  - 100.0%                                                                             $4,078,559
                                                                                                 ==========

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2006 (unaudited)
--------------------------------------------------------------------------------

(a)  Non-income producing security.

(b)  Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At June 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e)  All or a portion of the security is out on loan.

+    Percentages are based on net assets as of June 30, 2006.


Abbreviations:

ADR         American Depository Receipt

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
      Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 28, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  August 28, 2006